Leases - Operating and Finance Lease Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Other assets	$ 40	$ 40
Accounts payable and other current liabilities	(8)	(7)
Other liabilities	(32)	(33)
Finance leases
Accounts payable and other current liabilities	(4)	(2)
Finance leases	$ (333)	$ (331)
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets (Note 9)	Other assets (Note 9)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other current liabilities (Note 13)	Accounts payable and other current liabilities (Note 13)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Public Utilities, Property, Plant and Equipment, Net, Regulatory assets (Note 8), Long-term regulatory assets	Public Utilities, Property, Plant and Equipment, Net, Regulatory assets (Note 8), Long-term regulatory assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other current liabilities (Note 13)	Accounts payable and other current liabilities (Note 13)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Finance leases	Finance leases
Regulatory assets
Finance leases
Finance lease assets	$ 127	$ 122
PPE, net
Finance leases
Finance lease assets	$ 210	$ 211